CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Total Missfresh shareholders' deficit IPO CNY (¥)	Total Missfresh shareholders' deficit CNY (¥)	Ordinary shares Class A Ordinary Shares Re-designation of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares Re-designation of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary shares IPO CNY (¥) shares	Ordinary shares Class B Ordinary shares Re-designation of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares Re-designation of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Non-controlling interests CNY (¥)	IPO CNY (¥)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2019		¥ (7,283,448)			¥ 52				¥ 2		¥ 0	¥ (7,282,755)	¥ (747)	¥ 0		¥ (7,283,448)
Balance, beginning of period (in shares) at Dec. 31, 2019 | shares					75,555,520				3,456,987
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments		(47,448)											(47,448)			(47,448)
Share-based compensation		59,476									59,476					59,476
Issuance of ordinary shares									¥ 4		(4)
Issuance of ordinary shares (in shares) | shares									6,070,232
Accretion of convertible redeemable preferred shares to redemption value		(508,321)									(59,472)	(448,849)				(508,321)
Accretion of convertible redeemable non- controlling preferred share to redemption value		(6,750)										(6,750)				(6,750)
Net loss		(1,649,174)										(1,649,174)				(1,649,174)
Balance, end of period at Dec. 31, 2020		(9,435,665)			¥ 52				¥ 6			(9,387,528)	(48,195)			(9,435,665)
Balance, end of period (in shares) at Dec. 31, 2020 | shares					75,555,520				9,527,219
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments		(23,407)											(23,407)			(23,407)
Share-based compensation		810,178									810,178					810,178
Issuance of ordinary shares	¥ 1,600,280					¥ 41			¥ 23	¥ 1,600,239	(23)				¥ 1,600,280
Issuance of ordinary shares (in shares) | shares						63,000,000			55,903,960
Accretion of convertible redeemable preferred shares to redemption value		(313,680)									(22,416)	(291,264)				(313,680)
Accretion of convertible redeemable non- controlling preferred share to redemption value		(4,296)										(4,296)				(4,296)
Re-designation of shares			¥ (7)	¥ 14			¥ 7	¥ (14)
Re-designation of shares (in shares) | shares			(10,840,524)	21,668,178			10,840,524	(21,668,178)
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO		11,015,424							¥ 326		11,015,098					11,015,424
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO (in shares) | shares									502,367,778
Acquisition of subsidiaries		31,418									31,418					31,418
Capital injection from noncontrolling interest shareholder														9,000		9,000
Net loss		(3,849,726)										(3,849,726)		(112)		(3,849,838)
Balance, end of period at Dec. 31, 2021		(169,474)			¥ 59				¥ 389		13,434,494	(13,532,814)	(71,602)	8,888		(160,586)
Balance, end of period (in shares) at Dec. 31, 2021 | shares					86,383,174				619,971,303
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments		33,047											33,047			33,047	$ 4,791
Share-based compensation		91,367									91,367					91,367
Issuance of ordinary shares		2,935									2,935					2,935
Issuance of ordinary shares (in shares) | shares									754,520
Issuance of shares														27,971		27,971
Net loss		(1,510,881)										(1,510,881)		(12,683)		(1,523,564)	(220,897)
Balance, end of period at Dec. 31, 2022		¥ (1,553,006)			¥ 59				¥ 389		¥ 13,528,796	¥ (15,043,695)	¥ (38,555)	¥ 24,176		¥ (1,528,830)	$ (221,660)
Balance, end of period (in shares) at Dec. 31, 2022 | shares					86,383,174				620,725,823